STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 22.5%
Axon Enterprise, Inc. (a)	399	$209,854
Boeing Co. (a)	4,127	703,860
BWX Technologies, Inc.	3,381	333,536
General Dynamics Corp.	1,332	363,076
General Electric Co.	5,779	1,156,667
Howmet Aerospace, Inc.	2,216	287,482
L3Harris Technologies, Inc.	1,043	218,310
Lockheed Martin Corp.	1,304	582,510
Northrop Grumman Corp.	804	411,656
RTX Corp.	7,374	976,760
TransDigm Group, Inc.	300	414,987
		5,658,698

Agricultural & Farm Machinery - 11.4%
AGCO Corp.	1,262	116,823
CNH Industrial NV	16,343	200,692
Deere & Co.	5,150	2,417,153
Toro Co.	2,047	148,919
		2,883,587

Agricultural Products & Services - 0.7%
Ingredion, Inc.	1,318	178,207

Aluminum - 0.6%
Alcoa Corp.	4,658	142,069

Coal & Consumable Fuels - 3.7%
Cameco Corp.	16,120	663,597
Centrus Energy Corp. - Class A (a)	550	34,215
Denison Mines Corp. (a)	33,094	43,235
Energy Fuels, Inc. (a)	7,171	26,560
NexGen Energy Ltd. (a)	19,311	86,554
Uranium Energy Corp. (a)	15,402	73,622
		927,783

Copper - 4.6%
First Quantum Minerals Ltd. (a)	12,661	170,244
Freeport-McMoRan, Inc.	25,964	982,997
		1,153,241

Electric Utilities - 9.4%
Constellation Energy Corp.	11,695	2,358,063

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 7.7%
CF Industries Holdings, Inc.	3,525	$275,479
Corteva, Inc.	14,056	884,544
FMC Corp.	2,529	106,699
Mosaic Co.	6,440	173,944
Nutrien Ltd.	10,033	497,937
		1,938,603

Gold - 16.9%
Agnico Eagle Mines Ltd.	9,115	987,540
Barrick Gold Corp.	31,514	611,863
Franco-Nevada Corp.	3,474	546,382
Kinross Gold Corp.	22,283	280,734
Newmont Corp.	20,661	997,513
Royal Gold, Inc.	1,187	194,086
Wheaton Precious Metals Corp.	8,242	639,578
		4,257,696

Heavy Electrical Equipment - 0.2%
NuScale Power Corp. (a)	3,107	43,995

Integrated Oil & Gas - 12.6%
Chevron Corp.	6,621	1,107,627
Exxon Mobil Corp.	17,266	2,053,445
		3,161,072

Oil & Gas Equipment & Services - 0.9%
Schlumberger NV	5,498	229,816

Oil & Gas Exploration & Production - 4.2%
Canadian Natural Resources Ltd.	8,099	249,209
ConocoPhillips	5,087	534,237
EOG Resources, Inc.	2,205	282,769
		1,066,215

Oil & Gas Storage & Transportation - 4.4%
Enbridge, Inc.	8,489	375,709
Kinder Morgan, Inc.	7,630	217,684
ONEOK, Inc.	2,295	227,710
Williams Cos., Inc.	4,777	285,474
		1,106,577
TOTAL COMMON STOCKS (Cost $24,615,062)		25,105,622

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (b)	49,605	$49,605
TOTAL SHORT-TERM INVESTMENTS (Cost $49,605)		49,605

TOTAL INVESTMENTS - 100.0% (Cost $24,664,667)		$25,155,227
Other Assets in Excess of Liabilities - 0.0% (c)		11,344
TOTAL NET ASSETS - 100.0%		$25,166,571

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE NATURAL RESOURCES AND SECURITY ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Natural Resources and Security ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$25,105,622	$—	$—	$25,105,622
Money Market Funds	49,605	—	—	49,605
Total Investments in Securities	$25,155,227	$—	$—	$25,155,227

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive Natural Resources and Security ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.